UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07255
Oppenheimer International Bond Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2011

Item 1. Reports to Stockholders.
March 31, 2011 Oppenheimer International Bond Fund Management Commentary and Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Japan	21.8%
United States	7.1
Brazil	7.1
Germany	5.6
Mexico	4.8
United Kingdom	4.7
Russia	4.0
Italy	4.0
South Africa	3.7
Indonesia	3.2
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments.
8 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER INTERNATIONAL BOND FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2010	March 31, 2011	March 31, 2011

Actual
Class A	$1,000.00	$992.50	$4.88
Class B	1,000.00	986.60	9.16
Class C	1,000.00	987.40	8.36
Class N	1,000.00	989.00	6.77
Class Y	1,000.00	993.70	3.59

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.04	4.95
Class B	1,000.00	1,015.76	9.29
Class C	1,000.00	1,016.55	8.48
Class N	1,000.00	1,018.15	6.87
Class Y	1,000.00	1,021.34	3.63
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2011 are as follows:

Class	Expense Ratios

Class A	0.98%
Class B	1.84
Class C	1.68
Class N	1.36
Class Y	0.72
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS March 31, 2011 / Unaudited

	Principal
	Amount		Value

U.S. Government Obligations—0.2%
U.S. Treasury Bills, 0.13%, 6/2/11[1,2] (Cost $31,193,283)	$31,200,000		$31,196,942

Foreign Government Obligations—72.1%
Argentina—1.3%
Argentina (Republic of) Bonds:
2.50%, 12/31/38[3]	28,590,000		12,479,535
7%, 10/3/15	83,545,000		78,741,163
Series VII, 7%, 9/12/13	21,385,000		21,706,963
Argentina (Republic of) Sr. Unsec. Nts., 13.692%, 1/30/14[3]	12,980,000	APP	3,062,098
Argentina (Republic of) Sr. Unsec. Unsub. Nts., 9.083%, 12/31/33[3]	124,893,072	ARP	41,013,044
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts., 10.875%, 1/26/21[4]	12,010,000		11,187,315

			168,190,118

Australia—2.2%
Australia (Commonwealth of) Sr. Unsec. Bonds:
Series 119, 6.25%, 4/15/15	33,375,000	AUD	35,941,291
Series 120, 6%, 2/15/17	18,370,000	AUD	19,663,951
New South Wales Treasury Corp. Sr. Unsec. Unsub. Nts., Series 16, 6%, 4/1/16	178,990,000	AUD	188,329,124
Queensland Treasury Corp. Sr. Unsec. Unsub. Nts., Series 16, 6%, 4/21/16	40,550,000	AUD	42,450,686

			286,385,052

Austria—0.7%
Austria (Republic of) Bonds, 4.35%, 3/15/19[5]	28,065,000	EUR	41,861,285
Austria (Republic of) Sr. Unsec. Unsub. Bonds, Series 2, 4.65%, 1/15/18	30,645,000	EUR	46,652,911

			88,514,196

Belgium—1.0%
Belgium (Kingdom of) Sr. Bonds, Series 40, 5.50%, 9/28/17	86,785,000	EUR	134,392,283
Belize—0.0%
Belize (Government of) Unsec. Unsub. Bonds, 6%, 2/20/29[3,5]	3,590,000		3,024,575
Brazil—5.1%
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/1/17	883,992,000	BRR	480,044,768
10%, 1/1/21	279,002,000	BRR	144,967,474
11.879%, 5/15/45[6]	32,095,000	BRR	40,928,608

			665,940,850

Canada—2.8%
Canada (Government of) Nts.:
3%, 12/1/15	211,305,000	CAD	221,234,918
3.75%, 6/1/19	54,210,000	CAD	58,070,401
4%, 6/1/17	77,875,000	CAD	85,197,419

			364,502,738
12 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Colombia—0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[5]	16,413,000,000	COP	$10,196,845
Colombia (Republic of) Bonds, 7.375%, 9/18/37	11,920,000		14,214,600
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	18,875,000		22,744,375
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	21,600,000		22,140,000
Colombia (Republic of) Sr. Unsec. Unsub. Bonds, 7.75%, 4/14/21	7,434,000,000	COP	4,304,292
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	9,320,000		11,044,200

			84,644,312

Denmark—0.3%
Denmark (Kingdom of) Bonds, 4%, 11/15/19	214,850,000	DKK	42,609,535
Dominican Republic—0.1%
Dominican Republic Bonds, 7.50%, 5/6/21[5]	12,570,000		12,852,825
Finland—0.2%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%, 9/15/17	19,035,000	EUR	28,036,147
France—0.2%
France (Government of) Bonds, 4%, 4/25/60	18,005,000	EUR	24,465,208
Germany—5.5%
Germany (Federal Republic of) Bonds:
0.50%, 6/15/12	65,915,000	EUR	92,364,139
3.50%, 7/4/19[1]	124,780,000	EUR	180,448,764
Series 07, 4.25%, 7/4/39	34,855,000	EUR	52,962,489
Series 08, 4.25%, 7/4/18	141,540,000	EUR	215,593,651
Series 157, 2.25%, 4/10/15	132,175,000	EUR	186,172,652

			727,541,695

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[5]	10,185,000		11,559,975
Greece—0.7%
Hellenic Republic Bonds:
4.30%, 3/20/12	7,305,000	EUR	9,545,095
4.60%, 5/20/13	11,065,000	EUR	12,691,145
Hellenic Republic Sr. Unsec. Unsub. Bonds:
30 yr., 4.50%, 9/20/37	52,895,000	EUR	41,544,187
30 yr., 4.60%, 9/20/40	31,355,000	EUR	24,630,930

			88,411,357

Hungary—1.4%
Hungary (Republic of) Bonds:
Series 15/A, 8%, 2/12/15	7,975,450,000	HUF	44,406,057
Series 16/C, 5.50%, 2/12/16	7,956,700,000	HUF	40,160,566
Series 17/B, 6.75%, 2/24/17	5,022,200,000	HUF	26,480,057
Series 19/A, 6.50%, 6/24/19	4,959,000,000	HUF	25,433,121
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%, 3/29/21	41,925,000		42,120,538

			178,600,339
13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Indonesia—0.7%
Indonesia (Republic of) Nts., 6.875%, 1/17/18[5]	$33,390,000		$38,148,075
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[5]	15,030,000		18,073,575
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 6.625% 2/17/37[5]	8,990,000		9,754,150
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[5]	19,610,000		25,443,975

			91,419,775

Italy—3.9%
Italy (Republic of) Bonds:
3.75%, 3/1/21	82,225,000	EUR	107,518,143
4%, 9/1/20	127,460,000	EUR	171,481,767
5%, 9/1/40	27,870,000	EUR	36,210,619
Italy (Republic of) Treasury Bonds, 3.75%, 12/15/13	139,335,000	EUR	200,275,550

			515,486,079

Cayman Islands—0.0%
Ivory Coast (Republic of) Sr. Unsec. Bonds, 2.50%, 12/31/32[5,7]	8,430,000		3,983,175
Japan—21.6%
Japan (Government of) Bonds, 20 yr., Series 112, 2.10%, 6/20/29	33,861,000,000	JPY	415,060,631
Japan (Government of) Sr. Unsec. Bonds:
2 yr., 0.20%, 1/15/12	41,291,000,000	JPY	496,573,171
5 yr., 0.50%, 12/20/14	41,941,000,000	JPY	506,858,851
10 yr., Series 308, 1.30%, 6/20/20	38,258,000,000	JPY	466,531,887
Japan (Government of) Sr. Unsec. Unsub. Bonds:
5 yr., Series 91, 0.40%, 9/20/15	53,949,000,000	JPY	647,550,794
10 yr., Series 311, 0.80%, 9/20/20	26,439,000,000	JPY	307,349,084

			2,839,924,418

Korea, Republic of South—1.5%
Korea (Republic of) Sr. Unsec. Bonds, Series 2006, 5%, 6/10/20	110,821,000,000	KRW	105,399,212
Korea (Republic of) Sr. Unsec. Monetary Stabilization Bonds:
Series 1208, 3.81%, 8/2/12	32,639,000,000	KRW	29,877,561
Series 1210, 3.28%, 10/2/12	35,050,000,000	KRW	31,840,430
Korea (Republic of) Sr. Unsec. Unsub. Nts.:
5.125%, 12/7/16	11,887,000		12,739,637
7.125%, 4/16/19	10,855,000		12,821,644

			192,678,484

Malaysia—1.0%
1Malaysia Sukuk Global Bhd Sr. Unsec. Unsub. Nts., 3.928%, 6/4/15[5]	17,925,000		18,706,781
Malaysia (Government of) Bonds, Series 0110, 3.835%, 8/12/15	135,310,000	MYR	45,163,943
Malaysia (Government of) Sr. Unsec. Bonds, Series 0309, 2.711%, 2/14/12	200,330,000	MYR	66,113,034

			129,983,758
14 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Mexico—3.6%
United Mexican States Bonds:
5.625%, 1/15/17	$28,250,000		$31,301,000
Series M, 6.50%, 6/10/21[3]	1,414,100,000	MXN	109,385,069
Series M20, 7.50%, 6/3/27	1,046,930,000	MXN	83,203,757
Series M10, 7.75%, 12/14/17	502,845,000	MXN	43,742,562
Series M10, 8%, 12/17/15	297,000,000	MXN	26,053,311
Series M20, 10%, 12/5/24[3]	1,731,340,000	MXN	172,326,877
United Mexican States Sr. Nts., 5.75%, 10/12/2110	8,860,000		8,027,160

			474,039,736

Norway—0.1%
Norway (Kingdom of) Bonds, Series 471, 5%, 5/15/15	71,755,000	NOK	13,816,028
Panama—0.3%
Panama (Republic of) Bonds:
7.25%, 3/15/15	9,010,000		10,519,175
8.875%, 9/30/27	6,640,000		8,997,200
9.375%, 4/1/29	6,770,000		9,579,550
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	7,870,000		9,377,105

			38,473,030

Peru—0.5%
Peru (Republic of) Bonds, 7.35%, 7/21/25	30,020,000		35,828,870
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20[5]	65,640,000	PEN	24,240,357
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%, 11/18/50[5]	10,590,000		9,636,900

			69,706,127

Philippines—0.2%
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	7,515,000		7,947,113
Philippines (Republic of the) Sr. Unsec. Unsub. Nts., 4.95%, 1/15/21	652,000,000	PHP	14,766,568

			22,713,681

Poland—3.1%
Poland (Republic of) Bonds:
Series 0415, 5.50%, 4/25/15	667,630,000	PLZ	234,053,971
Series 0416, 5%., 4/25/16	318,760,000	PLZ	109,169,014
Series 1015, 6.25%, 10/24/15	161,235,000	PLZ	58,081,962
Series 1017, 5.25%, 10/25/17	18,090,000	PLZ	6,132,495

			407,437,442

Qatar—0.1%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20[5]	11,640,000		12,140,520
Qatar (State of) Sr. Unsec. Nts., 6.40%, 1/20/40[5]	5,400,000		5,710,500

			17,851,020
15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

South Africa—3.0%
South Africa (Republic of) Bonds:
5.50%, 3/9/20	$13,080,000		$13,913,850
Series R208, 6.75%, 3/31/21	320,500,000	ZAR	41,491,935
Series R207, 7.25%, 1/15/20	1,108,960,000	ZAR	150,184,658
Series R204, 8%, 12/21/18	430,290,000	ZAR	61,449,992
Series R186, 10.50%, 12/21/26	728,890,000	ZAR	121,427,795

			388,468,230

Spain—1.7%
Spain (Kingdom of) Bonds, 5.50%, 7/30/17	90,045,000	EUR	133,168,646
Spain (Kingdom of) Sr. Unsub. Bonds, 4.10%, 7/30/18	68,025,000	EUR	92,472,238

			225,640,884

Sri Lanka—0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts., 6.25%, 10/4/20[5]	9,970,000		9,745,675
Sweden—0.3%
Sweden (Kingdom of) Bonds, Series 1051, 3.75%, 8/12/17	216,000,000	SEK	35,244,114
The Netherlands—0.9%
Netherlands (Kingdom of the) Bonds, 4%, 7/15/18	46,720,000	EUR	69,126,359
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17	35,305,000	EUR	53,843,803

			122,970,162

Turkey—2.2%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	24,225,000		27,132,000
6.875%, 3/17/36	17,955,000		19,095,143
7%, 3/11/19	9,650,000		10,952,750
10.50%, 1/15/20[3]	53,065,000	TRY	36,824,680
11%, 8/6/14	128,080,000	TRY	87,927,723
Series CPI, 14.419%, 8/14/13[3]	23,725,000	TRY	22,437,157
Turkey (Republic of) Nts.:
7%, 6/5/20	6,870,000		7,797,450
7.50%, 7/14/17	12,420,000		14,469,300
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19	15,000,000		17,550,000
Turkey (Republic of) Unsec. Nts.:
6%, 1/14/41	18,230,000		17,136,200
6.75%, 5/30/40	14,500,000		15,116,250
7.25%, 3/5/38	10,200,000		11,309,250

			287,747,903

Ukraine—0.6%
Financing of Infrastructural Projects State Enterprise Gtd. Nts., 8.375%, 11/3/17[4]	15,050,000		15,877,750
Ukraine (Republic of) Sr. Unsec. Nts., 7.95%, 2/23/21[5]	10,420,000		10,797,725
16 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Ukraine Continued
Ukraine (Republic of) Bonds, 7.75%, 9/23/20[5]	$14,640,000		$15,170,700
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17[5]	22,470,000		22,896,930
Ukraine (Republic of) Sr. Unsec. Unsub. Bonds, 6.58%, 11/21/16[5]	5,865,000		5,989,631
Ukraine (Republic of) Unsec. Bonds, 6.385%, 6/26/12[5]	3,270,000		3,412,245

			74,144,981

United Kingdom—2.9%
United Kingdom Treasury Bonds:
2.25%, 3/7/14	63,660,000	GBP	103,395,621
4.75%, 3/7/20	95,145,000	GBP	166,094,237
4.75%, 12/7/38	68,370,000	GBP	116,990,946

			386,480,804

Uruguay—0.5%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	20,090,000		24,108,000
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	13,000,000		15,015,000
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	23,255,000		29,068,750

			68,191,750

Venezuela—1.1%
Venezuela (Republic of) Bonds, 9%, 5/7/23	52,010,000		35,886,900
Venezuela (Republic of) Nts., 8.25%, 10/13/24	8,895,000		5,772,855
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19	19,205,000		13,280,258
12.75%, 8/23/22	2,950,000		2,566,500
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	38,520,000		21,860,100
7.65%, 4/21/25	47,405,000		29,035,563
9.375%, 1/13/34	15,475,000		10,600,375
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18[5]	21,165,000		20,424,225

			139,426,776

Total Foreign Government Obligations (Cost $8,992,290,203)			9,465,245,237

Corporate Bonds and Notes—14.9%
Consumer Discretionary—0.1%
Hotels, Restaurants & Leisure—0.1%
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts., 1/15/15[5]	9,895,000		9,622,888
Consumer Staples—0.3%
Beverages—0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[3]	11,985,000	BRR	7,212,362
17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Food & Staples Retailing—0.1%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21[5]	$15,075,000	$14,905,316
Food Products—0.1%
Arcor, 7.25% Sr. Unsec. Nts., 11/9/17[5]	6,040,000	6,402,400
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15[5]	15,005,000	16,130,375

		22,532,775

Energy—3.5%
Oil, Gas & Consumable Fuels—3.5%
Afren plc, 11.50% Sr. Sec. Nts., 2/1/16[5]	12,325,000	13,033,688
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[5]	11,200,000	12,237,120
Empresa Nacional del Petroleo, 5.25% Unsec. Nts., 8/10/20[5]	5,965,000	5,964,571
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16[5]	13,460,000	14,765,620
7.288% Sr. Sec. Nts., 8/16/37[5]	36,720,000	39,841,200
8.125% Nts., 7/31/14[5]	1,095,000	1,256,513
8.146% Sr. Sec. Nts., 4/11/18[5]	18,820,000	22,277,234
8.625% Sr. Sec. Nts., 4/28/34[5]	11,855,000	14,744,064
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[5]	25,645,000	32,022,912
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds, 4/9/21[5]	10,940,000	11,377,600
KMG Finance Sub BV:
7% Sr. Unsec. Bonds, 5/5/20[5]	8,400,000	9,093,000
9.125% Sr. Unsec. Unsub. Nts., 7/2/18[5]	30,360,000	36,887,400
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20[5]	27,090,000	27,767,250
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22[5]	5,525,000	5,801,250
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[5]	4,390,000	4,856,218
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14	20,240,000	22,365,200
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec. Nts., 6/30/21[5]	9,020,000	9,549,925
Pan American Energy LLC, 7.875% Sr. Unsec. Nts., 5/7/21[5]	14,940,000	16,154,622
Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38	11,890,000	11,890,036
6.625% Unsec. Unsub. Bonds, 6/15/35	10,395,000	10,471,840
Petrobras International Finance Co.:
5.75% Sr. Unsec. Unsub. Nts., 1/20/20	14,160,000	14,662,680
7.875% Sr. Unsec. Nts., 3/15/19	15,275,000	17,993,125
Petroleos de Venezuela SA, 8.50% Sr. Nts., 11/2/17	33,260,000	23,681,120
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21	11,900,000	12,138,000
6% Sr. Unsec. Unsub. Nts., 3/5/20	14,380,000	15,336,270
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[5]	17,320,000	21,087,100
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[5]	1,168,856	1,167,837
18 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Oil, Gas & Consumable Fuels Continued
PT Adaro Indonesia, 7.625% Nts., 10/22/19[5]	$14,950,000		$16,594,500
Tengizchevroil LLP, 6.124% Nts., 11/15/14[5]	7,353,582		7,794,797

			452,812,692

Financials—6.3%
Capital Markets—0.1%
Banco de Credito del Peru, 9.75% Jr. Sub. Nts., 11/6/69[5]	5,300,000		6,148,000
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 7.65% Sr. Sec. Bonds, 9/7/11	4,800,000		4,871,712

			11,019,712

Commercial Banks—4.0%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15[4]	14,880,000		15,010,944
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[5]	11,700,000		12,431,250
Banco BMG SA:
9.15% Nts., 1/15/16[5]	10,630,000		11,214,650
9.95% Unsec. Unsub. Nts., 11/5/19[5]	8,380,000		8,924,700
Banco Cruzeiro do Sul SA, 8.25% Sr. Unsec. Nts., 1/20/16[5]	6,025,000		5,994,875
Banco de Credito del Peru:
5.375% Sr. Nts., 9/16/20[5]	7,160,000		6,802,000
6.95% Sub. Nts., 11/7/21[3,5]	5,410,000		5,680,500
Banco do Brasil SA:
5.375% Unsec. Sub. Nts., 1/15/21[5]	7,320,000		7,137,000
8.50% Jr. Sub. Perpetual Bonds[5,8]	7,905,000		9,100,631
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts., 4/23/20[5]	8,650,000		9,125,750
Banco Votorantim SA, 5.25% Sr. Unsec. Unsub. Nts., 2/11/16[5]	6,015,000		6,210,488
Bancolombia SA, 4.25% Sr. Unsec. Nts., 1/12/16[5]	12,150,000		12,058,875
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	94,433,000	EUR	134,081,557
4.50% Sr. Sec. Nts., 7/13/21	64,642,000	EUR	88,192,879
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17[5]	3,275,000		3,418,118
9.25% Sr. Nts., 10/16/13[5]	60,130,000		66,894,625
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15[5]	21,660,000		22,579,467
6.375% Bonds, 4/30/22[3,5]	22,793,000		22,735,516
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04[4,7]	550,000		—
PrivatBank JSC/UK SPV Credit Finance plc, 8% Sr. Sec. Nts., 2/6/12[5]	8,980,000		9,097,863
Salisbury International Investments Ltd., 4.453% Sec. Nts., Series 2006-003, Tranche E, 7/22/11[3,4]	2,400,000		2,273,520
Turkiye Is Bankasi (Isbank), 5.10% Sr. Unsec. Nts., 2/1/16[5]	9,045,000		9,013,908
19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Commercial Banks Continued
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts., 7/9/20[5]	$25,215,000		$27,199,421
VTB Capital SA:
6.315% Nts., 2/22/18[5]	15,040,000		15,428,784
6.465% Sr. Sec. Unsub. Nts., 3/4/15[5]	8,300,000		8,932,460
6.551% Sr. Unsec. Nts., 10/13/20[5]	11,820,000		12,041,034

			531,580,815

Consumer Finance—0.0%
JSC Astana Finance, 9.16% Nts., 3/14/12[7]	14,000,000		1,762,600
Diversified Financial Services—0.6%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[4]	18,487,974		16,361,857
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	19,452,000	EUR	27,308,169
Banco Invex SA, 29.593% Mtg.-Backed Certificates, Series 062U, 3/13/34[3,6]	27,603,725	MXN	5,142,372
BM&F BOVESPA SA, 5.50% Sr. Unsec. Nts., 7/16/20[5]	6,010,000		6,170,936
JPMorgan Hipotecaria su Casita:
7.812% Sec. Nts., 8/26/35[4]	34,101,099	MXN	2,935,195
27.987% Mtg.-Backed Certificates, Series 06U, 9/25/35[3]	11,728,193	MXN	1,874,411
Korea Development Bank (The), 4% Sr. Unsec. Unsub. Nts., 9/6/16	10,500,000		10,622,451
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[5,9]	5,310,000		3,207,649
TNK-BP Finance SA, 7.25% Sr. Unsec. Unsub. Bonds, 2/2/20[5]	3,300,000		3,646,500

			77,269,540

Thrifts & Mortgage Finance—1.6%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[5]	5,360,000		5,547,600
WM Covered Bond Program:
4% Sec. Mtg. Nts., Series 2, 9/27/16	124,455,000	EUR	175,923,162
4.375% Sec. Nts., 5/19/14	16,200,000	EUR	23,552,929

			205,023,691

Industrials—0.3%
Construction & Engineering—0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[5]	15,383,182		17,229,164
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20[5]	5,290,000		5,811,065

			23,040,229

Road & Rail—0.1%
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[5]	5,795,000		6,069,683
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[5]	9,755,200		8,826,505

			14,896,188
20 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Transportation Infrastructure—0.0%
Aeropuertos Argentina 2000 SA, 10.75% Sr. Sec. Nts., 12/1/20[5]	$3,004,650		$3,260,045
Materials—1.4%
Chemicals—0.2%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[5]	15,030,000		16,608,150
Braskem SA, 7% Sr. Unsec. Nts., 5/7/20[5]	8,400,000		9,156,000

			25,764,150

Construction Materials—0.3%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20[5]	8,115,000		8,449,744
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16[5]	8,940,000		9,677,550
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18[5]	8,280,000		8,725,050
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts., 3/30/20[5]	7,170,000		7,815,300
West China Cement Ltd., 7.50% Sr. Nts., 1/25/16[5]	7,840,000		7,967,008

			42,634,652

Metals & Mining—0.9%
Alrosa Finance SA, 7.75% Nts., 11/3/20[5]	12,010,000		12,934,770
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[5]	5,700,000		6,355,500
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16[5,10]	9,645,000		9,645,000
JSC Severstal, 6.70% Nts., 10/25/17[5]	14,820,000		15,190,500
Metinvest BV, 8.75% Sr. Unsec. Unsub. Nts., 2/14/18[5]	12,030,000		12,511,200
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[5]	51,960,000		57,156,000

			113,792,970

Telecommunication Services—1.0%
Diversified Telecommunication Services—0.4%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[5]	17,935,000		17,307,275
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[5]	30,216,000		29,838,300

			47,145,575

Wireless Telecommunication Services—0.6%
America Movil SAB de CV:
6.125% Sr. Unsec. Unsub. Nts., 3/30/40	4,600,000		4,830,235
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	140,800,000	MXN	10,334,559
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[5]	15,235,000		17,500,445
Vimpel Communications/VIP Finance Ireland Ltd. OJSC, 7.748% Nts., 2/2/21[5]	9,040,000		9,537,200
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[5]	32,440,000		37,078,920

			79,281,359
21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Utilities—2.0%
Electric Utilities—1.5%
Centrais Eletricas Brasileiras SA, 6.875% Sr. Unsec. Unsub. Nts., 7/30/19[5]	$15,405,000		$17,330,625
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22[5]	6,005,000		6,215,175
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[5]	10,125,000		11,593,125
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds., 1/26/21[5]	21,105,000		21,500,719
9.25% Bonds, Series ES18, 4/20/18	70,000,000	ZAR	10,378,667
10% Nts., Series ES23, 1/25/23	368,000,000	ZAR	56,711,547
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[5]	31,120,000		33,078,631
Majapahit Holding BV:
7.75% Nts., 10/17/16[5]	15,500,000		17,515,000
8% Sr. Unsec. Nts., 8/7/19[5]	11,150,000		12,711,000
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	665,100,000	PHP	16,272,361

			203,306,850
Energy Traders—0.3%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[5]	12,290,000		12,626,525
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19[5]	7,500,000		8,587,500
7.39% Sr. Gtd. Unsec. Nts., 12/2/24[5]	8,120,000		9,297,400
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr. Nts., 1/29/15[5]	8,410,000		9,311,594

			39,823,019

Gas Utilities—0.1%
TGI International Ltd., 9.50% Nts., 10/3/17[5]	10,420,000		11,722,500
Water Utilities—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25% Sr. Unsec. Nts., 12/16/20[5]	10,885,000		11,238,763

Total Corporate Bonds and Notes (Cost $1,871,421,397)			1,949,648,691

	Shares

Common Stocks—0.0%
MHP SA, GDR[5,11] (Cost $15,289)	169,861		3,222,263

	Principal
	Amount

Structured Securities—6.7%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30	100,330,000,000	IDR	12,704,814
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30	134,050,000,000	IDR	16,974,787
Indonesia (Republic of) Total Return Linked Bonds, Series 22, 11%, 9/17/25	100,660,000,000	IDR	13,521,999
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24	27,100,000,000	IDR	3,400,025
22 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
Barclays Bank plc: Continued
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24	53,310,000,000	IDR	$6,688,389
Indonesia (Republic of) Total Return Linked Nts., Series 50, 10.50%, 8/19/30	67,450,000,000	IDR	8,541,211
Indonesia (Republic of) Total Return Linked Nts., Series 51, 10.50%, 8/19/30	69,180,000,000	IDR	8,760,281
Indonesia (Republic of) Total Return Linked Nts., Series 51, 11%, 9/17/25	69,180,000,000	IDR	9,293,184
Russian Federation Total Return Linked Bonds, 7.15%, 1/25/13[3]	550,300,000	RUR	19,867,858
Russian Federation Total Return Linked Bonds, 6.70%, 2/8/13[3]	563,400,000	RUR	20,182,291
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15[3,4]	182,270,000	RUR	6,538,949
Indonesia (Republic of) Credit Linked Nts., 10%, 9/19/24	62,980,000,000	IDR	7,901,609
Indonesia (Republic of) Credit Linked Nts., Series 23, 11%, 9/17/25	67,110,000,000	IDR	9,015,114
Indonesia (Republic of) Credit Linked Nts., Series 25, 11%, 9/17/25	101,170,000,000	IDR	13,590,509
Indonesia (Republic of) Credit Linked Nts., Series 55, 10.50%, 8/19/30	101,170,000,000	IDR	12,811,184
Indonesia (Republic of) Total Return Linked Nts., 11%, 9/17/25	68,100,000,000	IDR	9,148,104
Instituto Costarricense De Eletricidad Total Return Linked Nts., 2.303%, 10/25/11[3]	14,720,000		14,813,709
Russian Federation Credit Linked Bonds, 6.70%, 2/8/13[3,4]	377,910,000	RUR	13,439,252
Ukraine (Republic of) Credit Linked Nts., 5.50%, 9/1/15[3,4]	169,861,500	UAH	19,109,819
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18[4]	11,920,000,000	COP	7,403,202
Colombia (Republic of) Credit Linked Nts., 13.661%, 2/26/15[4,6]	10,435,000,000	COP	11,930,693
Colombia (Republic of) Credit Linked Nts., Series 01, 13.661%, 2/26/15[4,6]	3,833,000,000	COP	4,382,400
Colombia (Republic of) Credit Linked Nts., Series 02, 13.661%, 2/26/15[4,6]	4,568,000,000	COP	5,222,751
Colombia (Republic of) Total Return Linked Bonds, 7.25%, 6/16/16	16,791,000,000	COP	8,770,438
Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20	26,964,000,000	COP	16,840,578
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12[4]	289,700,000	DOP	7,915,254
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 21%, 3/30/11[7]	220,242,600	RUR	23,239
Russian Oreniz Total Return Linked Nts., 9.24%, 2/24/12[3]	45,458,000	RUR	1,575,010
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Total Return Linked Nts., Series 009, 9.24%, 2/24/12[3]	52,500,000	RUR	1,818,998
Russian Specialized Construction & Installation
Administration Total Return Linked Nts., 13%, 5/20/10[7]	64,600,000	RUR	227
Credit Suisse Group AG, Russian Moscoblgaz Finance
Total Return Linked Nts., 9.25%, 6/27/12	45,150,000	RUR	1,554,651
23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[3]	106,500,000	RUR	$4,069,789
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[3]	155,430,000	RUR	5,939,600
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[3]	144,200,000	RUR	5,510,457
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.01%, 4/30/25[4,12]	4,790,419		3,093,074
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.064%, 4/30/25[5,12]	6,103,731		3,941,052
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.103%, 4/30/25[5,12]	5,269,594		3,402,467
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.138%, 4/30/25[5,12]	4,710,353		3,041,377
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.191%, 4/30/25[5,12]	5,864,772		3,786,761
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.242%, 4/30/25[5,12]	6,693,746		4,322,013
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.269%, 4/30/25[5,12]	5,347,520		3,452,782
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.346%, 4/30/25[5,12]	5,026,441		3,245,469
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11[3,4]	8,755,000		10,259,985
Indonesia (Republic of) Credit Linked Nts., 10.50%, 8/23/30	119,230,000,000	IDR	15,098,126
Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/22/21	38,920,000,000	IDR	5,906,556
Indonesia (Republic of) Credit Linked Nts., Series 03, 11%, 9/17/25	97,410,000,000	IDR	13,085,416
JSC Gazprom Credit Linked Nts., Series 4, 13.12%, 6/28/12[3]	160,790,000	RUR	6,144,427
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12[3]	133,110,000	RUR	5,086,663
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.315%, 5/22/15[3,4]	2,585,931	MXN	216,706
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.315%, 5/22/15[3,4]	4,524,148	MXN	379,132
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.315%, 5/22/15[3,4]	68,213,181	MXN	5,716,391
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.315%, 5/22/15[3,4]	4,971,283	MXN	416,603
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.315%, 5/22/15[3,4]	3,611,731	MXN	302,670
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.315%, 5/22/15[3,4]	2,306,631	MXN	193,300
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.315%, 5/22/15[3,4]	424,788	MXN	35,598
Ukraine (Republic of) 6 yr. Total Return Linked Nts., 4.05%, 8/30/11	2,505,000		2,257,030
Ukraine (Republic of) 6.5 yr. Total Return Linked Nts., 4.05%, 2/29/12	2,505,000		1,990,648
Ukraine (Republic of) 7 yr. Total Return Linked Nts., 4.05%, 8/30/12	2,505,000		1,780,980
Eirles Two Ltd. Sec. Nts., Series 335, 2.103%, 4/30/12[3,4]	11,200,000		10,758,720
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17[5,12]	129,050,000	TRY	41,283,296
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%, 2/8/37[4,12]	376,977,600,000	COP	7,452,937
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.51%, 12/20/17[3,4]	42,470,000		39,178,575
Series 2008-01, 9.888%, 8/2/10[4,7,12]	63,164,246	BRR	3,868,817
Series 2008-2A, 7.91%, 9/17/13[3,4]	15,837,500		16,168,504
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16[4,12]	68,635,000,000	COP	26,988,243
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16[4,12]	90,697,000,000	COP	32,963,986
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[4]	12,645,000,000	COP	7,899,831
Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20[4]	45,193,500,000	COP	28,234,165
Indonesia (Republic of) Credit Linked Bonds, 8.25%, 7/19/21[5]	136,330,000,000	IDR	15,811,274
Indonesia (Republic of) Credit Linked Bonds, Series 04, 11%, 9/17/25[5]	69,180,000,000	IDR	9,293,184
24 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
JPMorgan Chase & Co.: Continued
Indonesia (Republic of) Credit Linked Nts., Series 04, 10.50%, 8/19/30[5]	66,900,000,000	IDR	$8,471,564
Indonesia (Republic of) Credit Linked Nts., Series 52, 10.50%, 8/19/30[5]	67,450,000,000	IDR	8,541,211
Indonesia (Republic of) Credit Linked Nts., Series 55, 11%, 9/17/25[5]	67,450,000,000	IDR	9,060,787
Indonesia (Republic of) Total Return Linked Nts., 10.50%, 8/19/30[5]	19,010,000,000	IDR	2,407,241
Indonesia (Republic of) Total Return Linked Nts., Series 53, 11%, 9/17/25[5]	68,100,000,000	IDR	9,148,104
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 11, 10.50%, 8/19/30[5]	100,000,000,000	IDR	12,663,026
Indonesia (Republic of) Credit Linked Nts., Series 2, 10.50%, 8/19/30[5]	119,230,000,000	IDR	15,098,126
Indonesia (Republic of) Credit Linked Nts., Series 2, 11%, 9/17/25[5]	46,070,000,000	IDR	6,188,739
Indonesia (Republic of) Credit Linked Nts., Series 3, 11%, 9/17/25[5]	92,130,000,000	IDR	12,376,135
Russian Federation Credit Linked Bonds, 6.70%, 2/8/13[3,4]	377,810,000	RUR	13,538,014
Russian Federation Credit Linked Bonds, 10%, 9/30/11[3,5]	442,790,000	RUR	16,018,339
Russian Federation Credit Linked Bonds, Series 2, 7.15%, 1/25/13[3,4]	464,490,000	RUR	16,777,970
LB Peru Trust II Certificates, Series 1998-A, 4.534%, 2/28/16[7,12]	1,426,420		142,642
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[4]	13,289,000,000	COP	7,633,275
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[5]	26,120,000	PEN	7,752,831
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	340,888,717	RUR	5,660,153
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.551%, 1/5/22[5,12]	173,500,000	BRR	14,602,629
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[4]	11,760,000		10,685,430
VimpelCom Total Return Linked Nts., 9.25%, 7/26/13[3]	692,500,000	RUR	25,081,740
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked Bonds, 11.155%, 9/21/11[12]	16,895,000	GHS	10,583,916
Standard Charter Bank:
Kenya (Republic of) Credit Linked Bonds, 11.441%, 9/1/11[4,12]	10,050,000	GHS	6,355,028
Kenya (Republic of) Credit Linked Bonds, 11.44%, 9/8/11[4,12]	18,310,000	GHS	11,553,234
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[4]	7,369,232	GHS	4,940,472

Total Structured Securities (Cost $898,341,927)			881,597,739

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.0%
Japanese Yen (JPY) Call[11]	4/25/11	$76.00	13,581,000,000	16,976
Japanese Yen (JPY) Call[11]	4/25/11	$76.00	13,581,000,000	14,260
Japanese Yen (JPY) Call[11]	4/25/11	$76.00	13,581,000,000	13,445
Japanese Yen (JPY) Call[11]	4/26/11	$76.30	12,740,000,000	20,639

Total Options Purchased (Cost $2,188,106)				65,320
25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Companies—5.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[13,14]	26,303,084	$26,303,084
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[13,15]	640,728,171	640,728,171

Total Investment Companies (Cost $667,031,255)		667,031,255

Total Investments, at Value (Cost $12,462,481,460)	99.0%	12,998,007,447
Other Assets Net of Liabilities	1.0	132,222,915

Net Assets	100.0%	$13,130,230,362

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP	Argentine Peso
AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
CHF	Unknown Currency Code
COP	Colombian Peso
CZK	Unknown Currency Code
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound Sterling
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesia Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
ZAR	South African Rand

1.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $68,344,382. See Note 5 of the accompanying Notes.

2.	All or a portion of the security position is held in collateral accounts to cover the Fund’s obligations under certain derivative contracts. The aggregate market value of such securities is $3,879,620. See Note 5 of the accompanying Notes.

3.	Represents the current interest rate for a variable or increasing rate security.

4.	Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $405,199,561, which represents 3.09% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15	7/15/10	$14,795,333	$15,010,944	$215,611
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26	2/22/06-10/20/09	16,050,458	16,361,857	311,399
Citigroup Funding, Inc., ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15	3/1/11	6,458,695	6,538,949	80,254
Citigroup Funding, Inc., Russian Federation Credit Linked Bonds, 6.70%, 2/8/13	3/2/11	13,442,150	13,439,252	(2,898)
Citigroup Funding, Inc., Ukraine (Republic of) Credit Linked Nts., 5.50%, 9/1/15	9/7/10	17,694,008	19,109,819	1,415,811
26 | OPPENHEIMER INTERNATIONAL BOND FUND

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	12/9/08	$5,031,782	$7,403,202	$2,371,420
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., 13.661%, 2/26/15	7/18/08	8,876,750	11,930,693	3,053,943
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., Series 01,13.661%, 2/26/15	7/31/08	3,298,201	4,382,400	1,084,199
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., Series 02, 13.661%, 2/26/15	8/8/08	3,957,968	5,222,751	1,264,783
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12	3/7/07	8,695,818	7,915,254	(780,564)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.01%, 4/30/25	10/8/10	3,155,711	3,093,074	(62,637)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11	12/8/08	8,750,504	10,259,985	1,509,481
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 8.315%, 5/22/15	5/21/08	249,324	216,706	(32,618)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 8.315%, 5/22/15	6/12/08	436,168	379,132	(57,036)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 8.315%, 5/22/15	6/18/08	6,617,724	5,716,391	(901,333)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 8.315%, 5/22/15	7/8/08	481,935	416,603	(65,332)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 8.315%, 5/22/15	7/15/08	350,722	302,670	(48,052)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 8.315%, 5/22/15	8/8/08	227,066	193,300	(33,766)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 8.315%, 5/22/15	8/22/08	41,897	35,598	(6,299)
Eirles Two Ltd. Sec. Nts., Series 335, 2.103%, 4/30/12	9/17/07-2/24/09	10,986,130	10,758,720	(227,410)
Financing of Infrastructural Projects State Enterprise Gtd. Nts., 8.375%, 11/3/17	10/29/10	15,258,185	15,877,750	619,565
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%, 2/8/37	1/18/07	32,798,162	7,452,937	(25,345,225)
Hallertau SPC Credit Linked Nts., Series 2007-01, 2.51%, 12/20/17	12/13/07	42,470,000	39,178,575	(3,291,425)
Hallertau SPC Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10	4/18/08-10/1/08	31,666,704	3,868,817	(27,797,887)
Hallertau SPC Credit Linked Nts., Series 2008-2A, 7.91%, 9/17/13	10/23/08-2/26/09	15,964,171	16,168,504	204,333
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16	12/6/05	11,167,708	26,988,243	15,820,535
27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16	10/16/06	$14,183,697	$32,963,986	$18,780,289
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20	8/24/10	8,784,552	7,899,831	(884,721)
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20	10/6/10	31,799,326	28,234,165	(3,565,161)
JPMorgan Chase Bank NA, Russian Federation Credit Linked Bonds, 6.70%, 2/8/13	3/1/11	13,273,534	13,538,014	264,480
JPMorgan Chase Bank NA, Russian Federation Credit Linked Bonds, Series 2, 7.15%, 1/25/13	2/28/11	16,374,493	16,777,970	403,477
JPMorgan Hipotecaria su Casita, 7.812% Sec. Nts., 8/26/35	3/21/07	3,092,229	2,935,195	(157,034)
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16	10/20/06	5,679,060	7,633,275	1,954,215
Morgan Stanley Capital Services, Inc., United Mexican States Credit Linked Nts., 5.64%, 11/20/15	11/3/05	11,760,000	10,685,430	(1,074,570)
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04	6/30/09	548,813	—	(548,813)
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts., 10.875%, 1/26/21	1/19/11	11,762,214	11,187,315	(574,899)
Salisbury International Investments Ltd., 4.453% Sec. Nts., Series 2006-003, Tranche E, 7/22/11	7/12/06	2,400,000	2,273,520	(126,480)
Standard Charter Bank, Kenya (Republic of) Credit Linked Bonds, 11.441%, 9/1/11	3/3/11	6,303,320	6,355,028	51,708
Standard Charter Bank, Kenya (Republic of) Credit Linked Bonds, 11.44%, 9/8/11	3/8/11	11,468,797	11,553,234	84,437
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11	12/22/06	8,051,047	4,940,472	(3,110,575)

		$424,404,356	$405,199,561	$(19,204,795)

5.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,756,358,245 or 13.38% of the Fund’s net assets as of March 31, 2011.

6.	Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

7.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

8.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10.	When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See Note 1 of the accompanying Notes.

11.	Non-income producing security.

12.	Zero coupon bond reflects effective yield on the date of purchase.
28 | OPPENHEIMER INTERNATIONAL BOND FUND

13.	Rate shown is the 7-day yield as of March 31, 2011.

14.	Interest rate is less than 0.0005%.

15.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2010	Additions	Reductions	March 31, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	30,173,589	1,954,059,056	1,343,504,474	640,728,171

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$640,728,171	$241,559
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2011 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$31,196,942	$—	$31,196,942
Foreign Government Obligations	—	9,465,245,237	—	9,465,245,237
Corporate Bonds and Notes	—	1,949,648,691	—	1,949,648,691
Common Stocks	3,222,263	—	—	3,222,263
Structured Securities	—	875,076,603	6,521,136	881,597,739
Options Purchased	—	65,320	—	65,320
Investment Companies	667,031,255	—	—	667,031,255

Total Investments, at Value	670,253,518	12,321,232,793	6,521,136	12,998,007,447

Other Financial Instruments:
Appreciated swaps, at value	—	13,645,713	—	13,645,713
Depreciated swaps, at value	—	201,167	—	201,167
Futures margins	525,118	—	—	525,118
Foreign currency exchange contracts	—	115,371,224	—	115,371,224

Total Assets	$670,778,636	$12,450,450,897	$6,521,136	$13,127,750,669

29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(6,645,219)	$—	$(6,645,219)
Depreciated swaps, at value	—	(18,920,391)	—	(18,920,391)
Appreciated options written, at value	—	(94,313)	—	(94,313)
Futures margins	(757,480)	—	—	(757,480)
Foreign currency exchange contracts	—	(38,016,231)	—	(38,016,231)

Total Liabilities	$(757,480)	$(63,676,154)	$—	$(64,433,634)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$2,839,989,738	21.8%
United States	925,012,457	7.1
Brazil	918,031,625	7.1
Germany	727,541,695	5.6
Mexico	620,720,991	4.8
United Kingdom	608,755,240	4.7
Russia	526,578,277	4.0
Italy	515,486,079	4.0
South Africa	477,059,163	3.7
Indonesia	423,052,568	3.2
Poland	407,437,442	3.1
Canada	364,502,738	2.8
Turkey	353,056,051	2.7
Australia	286,385,052	2.2
Colombia	285,741,311	2.2
Spain	225,640,884	1.7
Argentina	205,769,960	1.6
Korea, Republic of South	203,300,935	1.6
Hungary	178,600,339	1.4
Ukraine	177,127,071	1.4
Venezuela	163,107,896	1.3
Kazakhstan	143,297,823	1.1
Peru	141,746,259	1.1
Belgium	134,392,283	1.0
Malaysia	129,983,758	1.0
The Netherlands	122,970,162	0.9
India	102,470,983	0.8
Philippines	99,257,166	0.8
Austria	88,514,196	0.7
30 | OPPENHEIMER INTERNATIONAL BOND FUND

Geographic Holdings	Value	Percent

Greece	$88,411,357	0.7%
Uruguay	68,191,750	0.5
Panama	47,299,535	0.4
Ghana	44,992,625	0.3
Denmark	42,609,535	0.3
Dominican Republic	37,129,936	0.3
Sweden	35,244,114	0.3
Chile	33,496,412	0.3
Israel	33,078,631	0.2
Finland	28,036,147	0.2
France	24,465,208	0.2
Trinidad & Tobago	21,087,100	0.2
Qatar	17,851,020	0.1
Costa Rica	14,813,709	0.1
Norway	13,816,028	0.1
Nigeria	13,033,688	0.1
Supranational	13,032,240	0.1
Sri Lanka	9,745,675	0.1
China	7,967,008	0.1
Ivory Coast	3,983,175	—
Belize	3,024,575	—
Egypt	1,167,837	—

Total	$12,998,007,447	100.0%

Foreign Currency Exchange Contracts as of March 31, 2011 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Argentine Peso (ARP)	Buy	399,660	ARP	4/28/11-6/29/11	$97,719,952	$—	$141,582
Australian Dollar (AUD)	Sell	65,150	AUD	4/15/11	67,263,646	—	2,172,281
Canadian Dollar (CAD)	Buy	24,010	CAD	5/24/11	24,735,749	356,367	—
Canadian Dollar (CAD)	Sell	89,980	CAD	5/24/11	92,699,819	—	1,207,957
Chinese Renminbi (Yuan) (CNY)	Buy	446,400	CNY	6/7/11	68,408,255	2,460,552	—
Chinese Renminbi (Yuan) (CNY)	Sell	141,995	CNY	5/24/11	21,742,366	—	33,911
Euro (EUR)	Sell	17,235	EUR	4/6/11	24,422,630	—	838,428
Indonesia Rupiah (IDR)	Buy	325,824,000	IDR	5/18/11-6/1/11	37,096,236	715,805	46,514
Indonesia Rupiah (IDR)	Sell	101,498,000	IDR	5/18/11-6/1/11	11,543,654	—	145,176
New Turkish Lira (TRY)	Buy	207,025	TRY	4/25/11	133,505,433	2,310,052	—
New Turkish Lira (TRY)	Sell	103,150	TRY	4/1/11	66,804,831	—	2,000,720
South African Rand (ZAR)	Sell	452,900	ZAR	4/4/11	66,909,553	—	2,280,645
South Korean Won (KRW)	Sell	73,645,000	KRW	5/3/11	67,002,147	—	1,452,526

						5,842,776	10,319,740
Bank Paribas Asia — FGN
South African Rand (ZAR)	Buy	221,370	ZAR	5/24/11	32,457,828	555,353	—
Barclay’s Capital:
Colombian Peso (COP)	Sell	12,397,000	COP	7/5/11	6,659,024	—	92,816
Euro (EUR)	Buy	182,950	EUR	4/27/11-5/24/11	259,116,155	7,965,124	—
31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Barclay’s Capital: Continued
Euro (EUR)	Sell	6,160	EUR	4/11/11	$8,728,143	$—	$333,295
Hungarian Forint (HUF)	Buy	7,081,000	HUF	4/11/11	37,691,207	519,020	—
Japanese Yen (JPY)	Buy	1,619,000	JPY	4/7/11	19,464,578	—	185,865
Japanese Yen (JPY)	Sell	16,280,000	JPY	4/27/11	195,749,776	2,558,030	—
Mexican Nuevo Peso (MXN)	Buy	460,500	MXN	5/24/11	38,516,054	584,201	—
Mexican Nuevo Peso (MXN)	Sell	150,400	MXN	5/24/11	12,579,402	—	150,128
Russian Ruble (RUR)	Buy	964,120	RUR	4/29/11	33,829,748	641,452	—
South African Rand (ZAR)	Buy	452,900	ZAR	4/4/11	66,909,553	2,059,193	—
South African Rand (ZAR)	Sell	128,220	ZAR	4/6/11	18,937,312	—	1,521,222
South Korean Won (KRW)	Buy	83,176,000	KRW	5/11/11	75,628,527	2,301,745	—
South Korean Won (KRW)	Sell	36,156,000	KRW	5/2/11	32,897,115	—	42,289

						16,628,765	2,325,615
Citigroup:
Australian Dollar (AUD)	Buy	75,820	AUD	5/24/11	77,879,813	1,905,680	—
Australian Dollar (AUD)	Sell	10,910	AUD	5/24/11	11,206,394	—	291,977
Colombian Peso (COP)	Buy	12,397,000	COP	7/5/11	6,659,024	82,366	—
Euro (EUR)	Buy	137,140	EUR	4/7/11-4/27/11	194,287,270	5,290,589	—
Euro (EUR)	Sell	19,655	EUR	5/10/11	27,833,638	—	1,091,877
Indian Rupee (INR)	Buy	2,964,500	INR	5/24/11	65,792,610	674,543	—
Indonesia Rupiah (IDR)	Buy	2,318,000	IDR	6/1/11	263,348	1,403	—
Indonesia Rupiah (IDR)	Sell	1,044,000	IDR	6/1/11	118,609	—	632
Japanese Yen (JPY)	Sell	8,969,000	JPY	4/27/11	107,842,736	1,270,514	—
New Taiwan Dollar (TWD)	Sell	1,948,000	TWD	5/24/11	66,321,446	72,555	—
New Turkish Lira (TRY)	Buy	131,310	TRY	4/1/11-6/14/11	84,807,135	477,459	—
New Turkish Lira (TRY)	Sell	103,150	TRY	6/1/11	66,092,364	8,244	—
New Zealand Dollar (NZD)	Buy	59,410	NZD	5/24/11	45,163,973	1,467,615	—
New Zealand Dollar (NZD)	Sell	30	NZD	5/24/11	22,806	—	871
South African Rand (ZAR)	Buy	175,820	ZAR	5/24/11	25,779,172	1,413,299	—
South African Rand (ZAR)	Sell	178,640	ZAR	5/24/11	26,192,648	—	645,311

						12,664,267	2,030,668
Citigroup EM:
Chilean Peso (CLP)	Buy	15,298,000	CLP	6/30/11	31,735,166	173,375	—
Chilean Peso (CLP)	Sell	13,503,000	CLP	6/1/11	28,098,879	69,642	219,671
Colombian Peso (COP)	Buy	17,519,679	COP	4/5/11	9,366,318	96,647	—
Colombian Peso (COP)	Sell	127,274,901	COP	4/1/11-4/18/11	68,105,592	—	539,097
Egyptian Pounds (EGP)	Buy	135,045	EGP	5/5/11	22,341,433	—	203,266
Indonesia Rupiah (IDR)	Buy	13,705,000	IDR	6/1/11	1,557,025	17,656	—
Indonesia Rupiah (IDR)	Sell	13,000,000	IDR	6/1/11	1,476,930	—	11,316

						357,320	973,350
Credit Suisse:
Malaysian Ringgit (MYR)	Buy	181,345	MYR	7/5/11	59,477,349	—	359,254
New Turkish Lira (TRY)	Sell	152,060	TRY	4/4/11-4/11/11	98,369,658	—	3,489,484
Swedish Krona (SEK)	Buy	194,800	SEK	5/24/11	30,772,941	125,092	1,441
Swedish Krona (SEK)	Sell	150,600	SEK	5/24/11	23,790,580	—	287,418

						125,092	4,137,597
32 | OPPENHEIMER INTERNATIONAL BOND FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Credit Suisse EM:
New Turkish Lira (TRY)	Buy	84,705	TRY	4/11/11	$54,755,680	$1,511,396	$—
Deutsche Bank Capital Corp.:
Australian Dollar (AUD)	Buy	3,279	AUD	4/7/11	3,388,717	77,668	—
British Pound Sterling (GBP)	Buy	8,160	GBP	4/7/11	13,089,320	—	186,624
British Pound Sterling (GBP)	Sell	12,990	GBP	5/24/11	20,823,649	261,199	—
Canadian Dollar (CAD)	Buy	12,950	CAD	4/7/11	13,355,345	71,413	—
Chinese Renminbi (Yuan) (CNY)	Buy	510,510	CNY	1/6/12	79,058,857	—	180,750
Chinese Renminbi (Yuan) (CNY)	Sell	572,760	CNY	4/11/11-6/20/11	87,753,309	—	105,853
Euro (EUR)	Buy	144,860	EUR	4/27/11	205,192,570	7,164,604	—
Japanese Yen (JPY)	Sell	16,257,000	JPY	4/27/11	195,473,225	2,913,759	—
Polish Zloty (PLZ)	Buy	189,850	PLZ	4/15/11	66,771,704	1,665,171	—
Polish Zloty (PLZ)	Sell	189,850	PLZ	4/26/11	66,708,414	—	70,062
Swiss Franc (CHF)	Buy	101,664	CHF	4/7/11-5/24/11	110,724,458	2,618,399	174,234
Swiss Franc (CHF)	Sell	82,230	CHF	5/24/11	89,559,360	—	2,373,802

						14,772,213	3,091,325
Deutsche Bank EM:
Chinese Renminbi
(Yuan) (CNY)	Sell	41,090	CNY	4/11/11	6,278,414	—	14,695
Malaysian Ringgit (MYR)	Buy	543,585	MYR	4/18/11	179,262,127	1,724,404	—
Russian Ruble (RUR)	Buy	1,607,005	RUR	4/11/11-6/2/11	56,384,352	1,392,202	—

						3,116,606	14,695
Goldman Sachs EM:
Brazilian Real (BRR)	Buy	215,350	BRR	5/3/11	131,054,703	1,955,727	—
Brazilian Real (BRR)	Sell	246,400	BRR	5/3/11	149,950,679	—	2,237,712
Chilean Peso (CLP)	Buy	8,940,000	CLP	6/1/11	18,603,568	—	89,584
Chinese Renminbi (Yuan) (CNY)	Buy	428,540	CNY	2/16/12	66,497,455	7,872	75,559
Hungarian Forint (HUF)	Buy	4,327,000	HUF	4/11/11	23,032,037	78,956	—
Malaysian Ringgit (MYR)	Buy	157,130	MYR	4/18/11	51,817,946	257,650	—
Mexican Nuevo Peso (MXN)	Buy	1,888,645	MXN	4/18/11-4/19/11	158,512,762	2,782,620	—
Mexican Nuevo Peso (MXN)	Sell	834,420	MXN	4/18/11	70,033,831	—	1,141,823

						5,082,825	3,544,678
Goldman, Sachs & Co.:
Euro (EUR)	Buy	405,000	EUR	5/16/11	573,451,385	17,946,455	—
Hungarian Forint (HUF)	Buy	8,303,000	HUF	4/11/11	44,195,748	1,092,613	—
Japanese Yen (JPY)	Sell	3,824,000	JPY	5/24/11	45,987,803	595,950	19,399

						19,635,018	19,399
Hong Kong & Shanghai Bank Corp.
New Turkish Lira (TRY)	Buy	15,560	TRY	4/4/11	10,070,494	113,942	—
HSBC EM:
Brazilian Real (BRR)	Sell	194,830	BRR	5/3/11	118,566,927	—	1,699,313
New Turkish Lira (TRY)	Buy	110,660	TRY	4/4/11	71,619,592	3,392,233	—

						3,392,233	1,699,313
JP Morgan Chase:
Chilean Peso (CLP)	Sell	17,083,000	CLP	6/1/11	35,548,630	—	298,084
Chinese Renminbi (Yuan) (CNY)	Sell	290,405	CNY	5/24/11	44,467,001	—	72,749
Czech Koruna (CZK)	Sell	783,025	CZK	5/18/11	45,206,504	45,224	188,582
33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

JP Morgan Chase: Continued
Euro (EUR)	Buy	108,650	EUR	4/27/11	$153,901,510	$5,317,203	$—
Indian Rupee (INR)	Buy	525,660	INR	4/11/11	11,763,086	312,235	—
Japanese Yen (JPY)	Sell	12,200,000	JPY	4/27/11	146,692,092	2,145,934	—
Malaysian Ringgit (MYR)	Sell	63,550	MYR	5/10/11	20,924,362	—	183,501
Mexican Nuevo Peso (MXN)	Buy	374,500	MXN	4/18/11	31,432,216	490,397	—
New Taiwan Dollar (TWD)	Buy	200,370	TWD	4/11/11	6,815,330	23,383	—
New Turkish Lira (TRY)	Buy	166,585	TRY	4/11/11	107,685,200	3,019,015	—
New Zealand Dollar (NZD)	Sell	42,110	NZD	5/24/11	32,012,370	—	1,216,573
Norwegian Krone (NOK)	Buy	248,100	NOK	5/24/11	44,726,049	1,200,199	—
Norwegian Krone (NOK)	Sell	150,200	NOK	5/24/11	27,077,197	—	945,175
Philippines Peso (PHP)	Sell	2,837,000	PHP	6/1/11	65,179,936	158,618	—
Singapore Dollar (SGD)	Buy	109,800	SGD	4/25/11-5/10/11	87,111,806	458,333	25,660
Singapore Dollar (SGD)	Sell	83,450	SGD	4/25/11	66,206,076	—	167,063

						13,170,541	3,097,387
JP Morgan EM:
Australian Dollar (AUD)	Buy	65,150	AUD	4/15/11	67,263,646	1,971,619	—
Chilean Peso (CLP)	Buy	15,585,000	CLP	6/1/11	32,431,388	201,008	—
Chinese Renminbi (Yuan) (CNY)	Buy	1,048,870	CNY	6/20/11-2/17/12	162,390,740	618,253	491,118
Chinese Renminbi (Yuan) (CNY)	Sell	64,400	CNY	6/7/11	9,868,933	11,399	—
Czech Koruna (CZK)	Buy	783,025	CZK	5/18/11	45,206,504	511,766	—
Egyptian Pounds (EGP)	Buy	245,855	EGP	6/6/11	40,104,956	—	265,323
Hong Kong Dollar (HKD)	Sell	513,600	HKD	5/24/11	66,059,663	—	160,283
Indian Rupee (INR)	Buy	276,780	INR	4/11/11	6,193,713	115,979	—
Indonesia Rupiah (IDR)	Buy	440,562,000	IDR	4/18/11	50,450,076	1,293,354	—
New Taiwan Dollar (TWD)	Sell	200,370	TWD	4/11/11	6,815,330	—	39,205
Philippines Peso (PHP)	Buy	3,765,000	PHP	5/2/11	86,609,141	255,930	—
Polish Zloty (PLZ)	Buy	18,760	PLZ	4/4/11	6,604,290	—	21,173
Polish Zloty (PLZ)	Sell	161,410	PLZ	6/6/11	56,508,872	189,877	—
Russian Ruble (RUR)	Buy	965,280	RUR	4/25/11	33,881,489	738,828	—
South Korean Won (KRW)	Sell	73,598,000	KRW	5/2/11	66,964,318	—	420,013

						5,908,013	1,397,115
Nomura Securities:
Chinese Renminbi (Yuan) (CNY)	Buy	207,920	CNY	2/19/13	32,802,476	—	109,277
New Zealand Dollar (NZD)	Buy	39,200	NZD	5/24/11	29,800,164	270,598	—
New Zealand Dollar (NZD)	Sell	94,700	NZD	5/24/11	71,991,722	—	1,056,868

						270,598	1,166,145
RBS Greenwich Capital:
Japanese Yen (JPY)	Sell	5,340,000	JPY	4/25/11	64,207,129	1,751,369	—
Swiss Franc (CHF)	Buy	26,835	CHF	5/10/11	29,223,750	1,357,706	—

						3,109,075	—
Santander EM
Colombian Peso (COP)	Sell	47,754,000	COP	4/15/11	25,557,463	123,634	—
34 | OPPENHEIMER INTERNATIONAL BOND FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Standard Chartered Bank EM
Malaysian Ringgit (MYR)	Buy	200,880	MYR	4/5/11	$66,302,471	$—	$192,002
Standard NY EM
South African Rand (ZAR)	Sell	405,090	ZAR	4/6/11	59,829,322	—	3,537,180
State Street:
British Pound Sterling (GBP)	Buy	6,480	GBP	5/24/11	10,387,779	—	223,545
British Pound Sterling (GBP)	Sell	17,940	GBP	5/24/11	28,758,758	220,656	—
Hungarian Forint (HUF)	Buy	29,149,000	HUF	4/11/11	155,156,192	8,405,953	—
Polish Zloty (PLZ)	Sell	18,760	PLZ	4/4/11	6,604,290	—	246,477
South African Rand (ZAR)	Buy	65,610	ZAR	6/1/11	9,607,876	364,948	—

						8,991,557	470,022

Total unrealized appreciation and depreciation						$115,371,224	$38,016,231

Futures Contracts as of March 31, 2011 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Euro-Bundesobligation	Buy	1,490	6/8/11	$256,097,049	$(196,085)
Financial Times Stock Exchange 100 Index	Sell	560	6/17/11	52,863,835	(2,586,466)
Japan (Government of) Bonds, 10 yr.	Buy	126	6/9/11	211,388,555	1,561,473
NIKKEI 225 Index	Sell	538	6/9/11	63,126,713	5,039,545
U.S. Treasury Nts., 5 yr.	Sell	6,721	6/30/11	784,939,292	(49,517)
U.S. Treasury Nts., 5 yr.	Buy	205	6/30/11	23,941,758	133,594
U.S. Treasury Nts., 10 yr.	Sell	468	6/21/11	55,706,625	(237,656)
U.S. Treasury Nts., 10 yr.	Buy	826	6/21/11	98,319,813	613,030

					$4,277,918

Written Options as of March 31, 2011 are as follows:

		Number of	Exercise	Expiration	Premiums		Unrealized
Description	Type	Contracts	Price	Date	Received	Value	Appreciation

Japanese Yen (JPY)	Call	762,000,000	$83	4/6/11	$58,986	$(55,352)	$3,634
Japanese Yen (JPY)	Put	762,000,000	$83	4/6/11	58,986	(38,961)	20,025

					$117,972	$(94,313)	$23,659

35 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts as of March 31, 2011 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Federative Republic of Brazil:
Barclays Bank plc	Sell	$10,510	1.00%	3/20/16	$47,865	$(69,633)	$(21,768)
Credit Suisse International	Sell	16,750	1.00	6/20/16	114,593	(115,473)	(880)

	Total	27,260			162,458	(185,106)	(22,648)
Istanbul Bond Co. SA for Finansbank AS
Morgan Stanley Capital
Services, Inc.	Sell	10,410	1.30	3/24/13	—	(613,913)	(613,913)

	Total	10,410			—	(613,913)	(613,913)
Petroleos de Venezuela SA
Barclays Bank plc	Sell	30,150	5.00	7/20/11	779,456	(212,374)	567,082

	Total	30,150			779,456	(212,374)	567,082
Republic of Hungary:
Barclays Bank plc	Sell	9,030	1.00	3/20/16	760,081	(680,120)	79,961
Barclays Bank plc	Sell	18,565	1.00	6/20/16	1,497,143	(1,452,453)	44,690
HSBC Bank USA	Sell	15,020	1.00	3/20/16	1,309,655	(1,131,274)	178,381
JPMorgan Chase Bank NA, NY Branch	Sell	12,045	1.00	3/20/16	1,003,834	(907,203)	96,631
Merrill Lynch Capital Services, Inc.	Sell	15,020	1.00	3/20/16	1,309,655	(1,131,274)	178,381
UBS AG	Sell	15,010	1.00	3/20/16	1,307,035	(1,130,521)	176,514

	Total	84,690			7,187,403	(6,432,845)	754,558
State of Qatar:
Barclays Bank plc	Buy	10,665	1.00	3/20/16	(74,753)	49,720	(25,033)
HSBC Bank USA	Buy	21,340	1.00	3/20/16	(139,611)	99,487	(40,124)
JPMorgan Chase Bank NA, NY Branch	Buy	10,665	1.00	6/20/16	(79,185)	51,960	(27,225)

	Total	42,670			(293,549)	201,167	(92,382)
United Mexican States:
Goldman Sachs International	Sell	18,270	1.00	6/20/16	71,353	(73,504)	(2,151)
HSBC Bank USA	Sell	15,010	1.00	3/20/16	15,439	(58,120)	(42,681)
Merrill Lynch Capital Services, Inc.	Sell	15,010	1.00	3/20/16	21,176	(58,120)	(36,944)

	Total	48,290			107,968	(189,744)	(81,776)

			Grand Total Buys		(293,549)	201,167	(92,382)
			Grand Total Sells		8,237,285	(7,633,982)	603,303

		Total Credit Default Swaps			$7,943,736	$(7,432,815)	$510,921

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference	Total Maximum Potential
Asset on which	Payments for Selling		Reference
the Fund Sold	Credit Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Sovereign Debt	$170,650,000	$—	BBB to BBB-
Non-Investment Grade Sovereign Debt	30,150,000	—	BB-

Total	$200,800,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
36 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts as of March 31, 2011 are as follows:

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

BZDI:
Banco Santander SA, Inc.	96,790	BRR	BZDI	12.320%	1/2/17	$611,574
Goldman Sachs Group, Inc. (The)	106,930	BRR	BZDI	11.390	1/5/15	(1,008,867)
Goldman Sachs Group, Inc. (The)	38,900	BRR	BZDI	12.800	1/2/17	1,252,453
Goldman Sachs Group, Inc. (The)	99,940	BRR	BZDI	11.420	1/3/14	(796,557)
JPMorgan Chase Bank NA	56,300	BRR	BZDI	13.900	1/2/17	2,881,571
Morgan Stanley	242,460	BRR	BZDI	12.300	1/2/17	1,526,207

Total	641,320	BRR				4,466,381
MXN TIIE BANXICO:
			MXN TIIE
Bank of America Merrill Lynch	872,000	MXN	BANXICO	5.875	12/6/12	(93,837)
			MXN TIIE
Bank of America Merrill Lynch	2,173,500	MXN	BANXICO	5.735	11/29/12	(337,710)
			MXN TIIE
Bank of America Merrill Lynch	1,341,500	MXN	BANXICO	5.750	12/5/12	(185,922)
			MXN TIIE
Barclays Bank plc	829,100	MXN	BANXICO	5.630	1/21/13	(69,766)
			MXN TIIE
Citibank NA	829,200	MXN	BANXICO	5.640	1/16/13	(71,568)
			MXN TIIE
Deutsche Bank AG	1,731,500	MXN	BANXICO	5.890	1/10/13	(159,957)
			MXN TIIE
Goldman Sachs Group, Inc. (The)	2,141,500	MXN	BANXICO	5.880	12/14/12	(212,231)

Total	9,918,300	MXN				(1,130,991)
Six-Month AUD BBR BBSW
Westpac Banking Corp	130,595	AUD	6.098%	Six-Month AUD BBR BBSW	1/5/21	(1,299,104)
Six-Month CZK PRIBOR PRBO:
Morgan Stanley	1,713,400	CZK	3.060	Six-Month CZK PRIBOR PRBO	12/16/15	764,016
Barclays Bank plc	1,806,900	CZK	3.200	Six-Month CZK PRIBOR PRBO	12/21/15	549,593

Total	3,520,300	CZK				1,313,609
Six-Month EUR EURIBOR:
			Six-Month
			EUR
Barclays Bank plc	70,270	EUR	EURIBOR	3.580	2/21/15	(248,906)
			Six-Month
			EUR
Morgan Stanley	68,260	EUR	EURIBOR	3.410	12/16/15	(527,311)

Total	138,530	EUR				(776,217)
37 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

	Notional
Interest Rate/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Six-Month GBP BBA LIBOR
			Six-Month
			GBP BBA
Barclays Bank plc	85,995	GBP	LIBOR	3.605%	1/4/21	$(1,624,563)
Six-Month JPY BBA LIBOR
				Six-Month
				JPY BBA
JPMorgan Chase Bank NA	11,025,000	JPY	1.233%	LIBOR	1/7/21	501,944
Three-Month USD BBA LIBOR
			Three-Month
			USD BBA
Barclays Bank plc	133,000		LIBOR	3.371	1/6/21	(1,584,059)
Three-Month ZAR JIBAR SAFEX:
				Three-Month ZAR JIBAR
Barclays Bank plc	438,580	ZAR	7.040	SAFEX	1/21/14	10,049
				Three-Month ZAR JIBAR
Barclays Bank plc	434,700	ZAR	7.050	SAFEX	1/24/14	9,960

Total where Fund pays a fixed rate	873,280	ZAR				20,009

			Three-Month
			ZAR JIBAR
Barclays Bank plc	171,750	ZAR	SAFEX	8.350	1/24/21	(192,114)
			Three-Month
			ZAR JIBAR
Barclays Bank plc	173,030	ZAR	SAFEX	8.310	1/21/21	(192,215)
			Three-Month
			ZAR JIBAR
Goldman Sachs Group, Inc. (The)	1,383,820	ZAR	SAFEX	8.700	3/11/14	12,069
			Three-Month
			ZAR JIBAR
JPMorgan Chase Bank NA	1,095,720	ZAR	SAFEX	8.650	3/4/14	9,556
			Three-Month
			ZAR JIBAR
JPMorgan Chase Bank NA	1,391,920	ZAR	SAFEX	8.480	3/1/14	11,728
			Three-Month
			ZAR JIBAR
JPMorgan Chase Bank NA	1,392,320	ZAR	SAFEX	8.390	3/2/14	11,525

Total where Fund pays a variable rate	5,608,560	ZAR				(339,451)

Total	6,481,840	ZAR				(319,442)

				Total Interest Rate Swaps		$(452,442)

38 | OPPENHEIMER INTERNATIONAL BOND FUND

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar

BRR	Brazilian Real

CZK	Czech Koruna

EUR	Euro

GBP	British Pounds Sterling

JPY	Japanese Yen

MXN	Mexican Nuevo Peso

ZAR	South African Rand

Abbreviations/Definitions are as follows:

BANIXCO	Banco de Mexico

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)

BZDI	Brazil Interbank Deposit Rate

EURIBOR	Euro Interbank Offered Rate

JIBAR	South Africa Johannesburg Interbank Agreed Rate

PRIBOR PRBO	Prague Interbank Offering Rate

SAFEX	South African Futures Exchange

TIIE	Interbank Equilibrium Interest Rate
Total Return Swap Contracts as of March 31, 2011 are as follows:

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Custom Basket of Securities:
Citibank NA	13,356	CHF	One-Month CHF BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/11/12	$242,083
Citibank NA	29,959	EUR	One-Month EURIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/11/12	671,389
Citibank NA	22,871	GBP	One-Month GBP BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/11/12	(513,216)
Citibank NA	52,030	SEK	One-Month SEK STIBOR SIDE plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/11/12	318,096
39 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Custom Basket of Securities: Continued
Citibank NA, New York	6,371,374	JPY	One-Month JPY BBA LIBOR plus 53 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	4/14/11	$(6,803,246)
Morgan Stanley	47,630	GBP	One-Month GBP BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/16/12	(2,001,462)

				Reference Entity Total		(8,086,356)
Custom Basket of Securities replicating STATOIL ASA ordinary shares
Citibank NA	11,485	NOK	One-Month NOK NIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities replicating STATOIL ASA ordinary shares	If positive, the Total Return of a custom basket of securities replicating STATOIL ASA ordinary shares	1/12/12	76,604
MSCI Daily Gross TR Europe EURO Index:
Citibank NA	4,214	EUR	If positive, the Total Return of the MSCI Daily Gross Europe EURO Index	One-Month EUR EURIBOR minus 20 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe EURO Index	1/6/12	92,995
Goldman Sachs Group, Inc. (The)	69,976	EUR	If positive, the Total Return of the MSCI Daily Gross Europe EURO Index	One-Month EURIBOR and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe EURO Index	1/12/12	1,740,222
40 | OPPENHEIMER INTERNATIONAL BOND FUND

Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

MSCI Daily Gross TR Europe EURO Index: Continued
Goldman Sachs Group, Inc. (The)	1,137	EUR	If positive, the Total Return of the MSCI Daily Gross Europe EURO Index	One-Month EURIBOR and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe EURO Index	1/12/12	$28,017

				Reference Entity Total		1,861,234
MSCI Daily TR Gross EAFE USD Index:
Citibank NA	7,648		If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR plus 15 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	10/7/11	192,848
Citibank NA	12,796		If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR plus 15 basis points and if negative, the Total Return of the MSCI Daily Gross EAFE USD Index	1/9/12	299,584
Goldman Sachs Group, Inc. (The)	788		If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD LIBOR minus 5 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	7/8/11	13,663
Goldman Sachs Group, Inc. (The)	7,112		If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR plus 10 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	5/11/11	137,886
41 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Gross EAFE USD Index: Continued

Goldman Sachs Group, Inc. (The)	$6,028	If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD LIBOR minus 5 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	7/8/11	$114,575
Goldman Sachs Group, Inc. (The)	58	If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR minus 5 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	11/5/11	14,861
Morgan Stanley	11,882	If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR minus 35 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	10/7/11	193,690
UBS AG	18,866	If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR minus 10 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	10/7/11	463,433

			Reference Entity Total		1,430,540
MSCI Daily TR Net Belgium USD Index

Nomura International	13,139	One-Month USD BBA LIBOR minus 37 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Belguim USD Index	If positive, the Total Return of the MSCI Daily Net Belgium USD Index	3/6/12	121,826
42 | OPPENHEIMER INTERNATIONAL BOND FUND

Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Net France USD Index
Citibank NA	$12,021	One-Month USD BBA LIBOR minus 57 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net France USD Index	If positive, the Total Return of the MSCI Daily Net France USD Index	1/9/12	$(9,017)
MSCI Daily TR Net Italy USD Index
Goldman Sachs Group, Inc. (The)	13,264	One-Month USD BBA LIBOR minus 25 basis points and if negative, the absolute value of the MSCI Daily Net Italy USD Index	If positive, the absolute value of the Total Return of the MSCI Daily Net Italy USD Index	3/6/12	60,560
MSCI Daily TR Net Netherlands USD Index
Deutsche Bank AG	13,009	One-Month USD BBA LIBOR plus 20 basis points and if negative, the absolute value of the MSCI Daily Net Netherlands USD Index	If positive, the Total Return of the MSCI Daily Net Netherlands USD Index	3/6/12	253,644
MSCI Daily TR Net Spain USD Index
Nomura International	12,926	One-Month USD BBA LIBOR minus 33 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Spain USD Index	If positive, the Total Return of the MSCI Daily Net Spain USD Index	3/6/12	457,492

			Total of Total Return Swaps		$(3,833,473)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF	Swiss Franc

EUR	Euro

GBP	British Pounds Sterling

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

Abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

EAFE	Europe, Australasia, Far East

EURIBOR	Euro Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NIBOR	Norwegian Interbank Offered Rate
43 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2011 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Banco Santander SA, Inc.	Interest Rate	96,790	BRR	$611,574
Bank of America Merrill Lynch	Interest Rate	4,387,000	MXN	(617,469)
Barclays Bank plc:
	Credit Default Buy Protection	10,665		49,720
	Credit Default Sell Protection	68,255		(2,414,580)
	Interest Rate	1,806,900	CZK	549,593
	Interest Rate	70,270	EUR	(248,906)
	Interest Rate	85,995	GBP	(1,624,563)
	Interest Rate	829,100	MXN	(69,766)
	Interest Rate	133,000		(1,584,059)
	Interest Rate	1,218,060	ZAR	(364,320)

				(5,706,881)
Citibank NA:
	Interest Rate	829,200	MXN	(71,568)
	Total Return	13,356	CHF	242,083
	Total Return	34,173	EUR	764,384
	Total Return	22,871	GBP	(513,216)
	Total Return	11,485	NOK	76,604
	Total Return	52,030	SEK	318,096
	Total Return	32,465		483,415

				1,299,798
Citibank NA, New York	Total Return	6,371,374	JPY	(6,803,246)
Credit Suisse International	Credit Default Sell Protection	16,750		(115,473)
Deutsche Bank AG:
	Interest Rate	1,731,500	MXN	(159,957)
	Total Return	13,009		253,644

				93,687
Goldman Sachs Group, Inc. (The):
	Interest Rate	245,770	BRR	(552,971)
	Interest Rate	2,141,500	MXN	(212,231)
	Interest Rate	1,383,820	ZAR	12,069
	Total Return	71,113	EUR	1,768,239
	Total Return	27,250		341,545

				1,356,651
Goldman Sachs International	Credit Default Sell Protection	18,270		(73,504)
HSBC Bank USA:
	Credit Default Buy Protection	21,340		99,487
	Credit Default Sell Protection	30,030		(1,189,394)

				(1,089,907)
44 | OPPENHEIMER INTERNATIONAL BOND FUND

Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

JPMorgan Chase Bank NA:
	Interest Rate	56,300	BRR	$2,881,571
	Interest Rate	11,025,000	JPY	501,944
	Interest Rate	3,879,960	ZAR	32,809

				3,416,324
JPMorgan Chase Bank NA, NY Branch:
	Credit Default Buy Protection	10,665		51,960
	Credit Default Sell Protection	12,045		(907,203)

				(855,243)
Merrill Lynch Capital Services, Inc.	Credit Default Sell Protection	30,030		(1,189,394)
Morgan Stanley:
	Interest Rate	242,460	BRR	1,526,207
	Interest Rate	1,713,400	CZK	764,016
	Interest Rate	68,260	EUR	(527,311)
	Total Return	47,630	GBP	(2,001,462)
	Total Return	11,882		193,690

				(44,860)
Morgan Stanley Capital Services, Inc.	Credit Default Sell Protection	10,410		(613,913)
Nomura International	Total Return	26,065		579,318
UBS AG:
	Credit Default Sell Protection	15,010		(1,130,521)
	Total Return	18,866		463,433

				(667,088)
Westpac Banking Corp	Interest Rate	130,595	AUD	(1,299,104)

		Total Swaps		$(11,718,730)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pounds Sterling
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
NOK	Norwegian Krone
SEK	Swedish Krona
ZAR	South African Rand
See accompanying Notes to Financial Statements.
45 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $11,821,753,289)	$12,357,279,276
Affiliated companies (cost $640,728,171)	640,728,171

12,998,007,447
Cash—foreign currencies (cost $4,946,884)	4,934,578
Unrealized appreciation on foreign currency exchange contracts	115,371,224
Appreciated swaps, at value (upfront payments $0)	13,645,713
Depreciated swaps, at value (upfront payments paid $293,549)	201,167
Receivables and other assets:
Interest, dividends and principal paydowns	195,949,786
Shares of beneficial interest sold	28,132,224
Investments sold (including $3,022,732 sold on a when-issued or delayed delivery basis)	22,657,425
Closed foreign currency contracts	21,458,666
Futures margins	525,118
Other	297,924

Total assets	13,401,181,272

Liabilities
Appreciated options written, at value (premiums received $117,972)	94,313
Unrealized depreciation on foreign currency exchange contracts	38,016,231
Appreciated swaps, at value (upfront payments received $7,966,859)	6,645,219
Depreciated swaps, at value (upfront payments received $270,426)	18,920,391
Payables and other liabilities:
Investments purchased (including $22,031,303 purchased on a when-issued or delayed delivery basis)	125,413,027
Shares of beneficial interest redeemed	31,695,014
Closed foreign currency contracts	31,113,636
Dividends	7,446,079
Distribution and service plan fees	5,620,259
Transfer and shareholder servicing agent fees	1,807,137
Shareholder communications	854,609
Futures margins	757,480
Foreign capital gains tax	592,622
Trustees’ compensation	123,127
Other	1,851,766

Total liabilities	270,950,910

Net Assets	$13,130,230,362

46 | OPPENHEIMER INTERNATIONAL BOND FUND

Composition of Net Assets
Par value of shares of beneficial interest	$2,006,634
Additional paid-in capital	12,628,368,605
Accumulated net investment loss	(131,331,568)
Accumulated net realized gain on investments and foreign currency transactions	13,925,021
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	617,261,670

Net Assets	$13,130,230,362

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,960,678,773 and 1,062,977,888 shares of beneficial interest outstanding)	$6.55
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.88

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $253,306,549 and 38,827,002 shares of beneficial interest outstanding)	$6.52

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,843,324,709 and 282,513,746 shares of beneficial interest outstanding)	$6.52

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $322,763,413 and 49,430,659 shares of beneficial interest outstanding)	$6.53

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $3,750,156,918 and 572,884,256 shares of beneficial interest outstanding)	$6.55
See accompanying Notes to Financial Statements.
47 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2011

Investment Income
Interest	$319,390,578
Dividends:
Unaffiliated companies	951
Affiliated companies	241,559

Total investment income	319,633,088

Expenses
Management fees	33,117,351
Distribution and service plan fees:
Class A	8,912,283
Class B	1,340,548
Class C	9,667,004
Class N	786,824
Transfer and shareholder servicing agent fees:
Class A	6,797,110
Class B	389,823
Class C	1,393,998
Class N	521,796
Class Y	4,089,942
Shareholder communications:
Class A	379,049
Class B	31,124
Class C	93,982
Class N	9,926
Class Y	183,985
Custodian fees and expenses	1,412,758
Trustees’ compensation	122,978
Administration service fees	750
Other	203,818

Total expenses	69,455,049
Less waivers and reimbursements of expenses	(906,645)

Net expenses	68,548,404

Net Investment Income	251,084,684
48 | OPPENHEIMER INTERNATIONAL BOND FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	$31,094,991
Closing and expiration of option contracts written	12,997,164
Closing and expiration of futures contracts	(60,825,463)
Foreign currency transactions	92,771,254
Swap contracts	8,232,695

Net realized gain	84,270,641
Net change in unrealized appreciation/depreciation on:
Investments	(565,319,780)
Translation of assets and liabilities denominated in foreign currencies	135,157,746
Futures contracts	5,780,073
Option contracts written	(8,419,511)
Swap contracts	(32,202,322)
Unfunded purchase agreements	(61,345)

Net change in unrealized appreciation/depreciation	(465,065,139)

Net Decrease in Net Assets Resulting from Operations	$(129,709,814)

See accompanying Notes to Financial Statements.
49 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30,
	(Unaudited)	2010

Operations
Net investment income	$251,084,684	$500,647,351

Net realized gain	84,270,641	98,041,754

Net change in unrealized appreciation/depreciation	(465,065,139)	482,610,389

Net increase (decrease) in net assets resulting from operations	(129,709,814)	1,081,299,494

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(145,596,148)	(296,432,756)
Class B	(4,298,565)	(8,864,193)
Class C	(32,583,772)	(65,570,834)
Class N	(5,806,128)	(10,206,685)
Class Y	(76,375,142)	(119,575,884)

	(264,659,755)	(500,650,352)

Distributions from net realized gain:
Class A	(67,640,779)	(55,884,772)
Class B	(2,573,242)	(2,086,033)
Class C	(18,386,099)	(14,369,469)
Class N	(2,982,182)	(1,990,184)
Class Y	(33,433,111)	(15,689,901)

	(125,015,413)	(90,020,359)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(160,493,409)	(110,452,426)
Class B	(21,904,765)	(8,501,080)
Class C	(108,654,316)	146,052,684
Class N	24,643,994	41,033,889
Class Y	495,183,108	1,347,593,402

	228,774,612	1,415,726,469

Net Assets
Total increase (decrease)	(290,610,370)	1,906,355,252

Beginning of period	13,420,840,732	11,514,485,480

End of period (including accumulated net investment loss of $131,331,568 and $117,756,497, respectively)	$13,130,230,362	$13,420,840,732

See accompanying Notes to Financial Statements.
50 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.80	$6.54	$5.96	$6.41	$5.80	$6.01

Income (loss) from investment operations:
Net investment income[1]	.13	.26	.22	.26	.24	.22
Net realized and unrealized gain (loss)	(.19)	.31	.74	(.23)	.62	(.04)

Total from investment operations	(.06)	.57	.96	.03	.86	.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.26)	(.33)	(.45)	(.24)	(.37)
Distributions from net realized gain	(.06)	(.05)	(.05)	(.03)	(.01)	(.02)

Total dividends and/or distributions to shareholders	(.19)	(.31)	(.38)	(.48)	(.25)	(.39)

Net asset value, end of period	$6.55	$6.80	$6.54	$5.96	$6.41	$5.80

Total Return, at Net Asset Value[2]	(0.75)%	9.04%	16.83%	(0.01)%	15.18%	3.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,960,679	$7,406,875	$7,268,308	$8,241,801	$6,300,320	$4,075,172

Average net assets (in thousands)	$7,170,434	$7,345,330	$6,632,191	$8,331,255	$4,988,412	$3,430,374

Ratios to average net assets:[3]
Net investment income	3.87%	4.04%	3.77%	4.02%	3.97%	3.72%
Total expenses	0.98%[4]	0.98%[4]	0.99%[4]	0.92%[4]	0.94%[4]	0.98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.98%	0.98%	0.98%	0.91%	0.93%	0.97%

Portfolio turnover rate	24%	146%	112%	105%	68%	144%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	0.98%
Year Ended September 30, 2010	0.98%
Year Ended September 30, 2009	1.00%
Year Ended September 30, 2008	0.93%
Year Ended September 30, 2007	0.95%
See accompanying Notes to Financial Statements.
51 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2011				Year Ended September 30,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.78	$6.52	$5.94	$6.39	$5.78	$5.99

Income (loss) from investment operations:
Net investment income[1]	.10	.20	.17	.21	.19	.17
Net realized and unrealized gain (loss)	(.19)	.31	.74	(.24)	.62	(.04)

Total from investment operations	(.09)	.51	.91	(.03)	.81	.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.20)	(.28)	(.39)	(.19)	(.32)
Distributions from net realized gain	(.06)	(.05)	(.05)	(.03)	(.01)	(.02)

Total dividends and/or distributions to shareholders	(.17)	(.25)	(.33)	(.42)	(.20)	(.34)

Net asset value, end of period	$6.52	$6.78	$6.52	$5.94	$6.39	$5.78

Total Return, at Net Asset Value[2]	(1.34)%	8.13%	15.87%	(0.84)%	14.26%	2.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$253,306	$286,029	$284,424	$314,676	$259,285	$234,848

Average net assets (in thousands)	$268,669	$279,115	$269,970	$311,097	$240,238	$229,871

Ratios to average net assets:[3]
Net investment income	3.00%	3.18%	2.89%	3.19%	3.12%	2.88%
Total expenses	1.84%[4]	1.85%[4]	1.86%[4]	1.74%[4]	1.79%[4]	1.83%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.84%	1.85%	1.85%	1.73%	1.78%	1.83%

Portfolio turnover rate	24%	146%	112%	105%	68%	144%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	1.84%
Year Ended September 30, 2010	1.85%
Year Ended September 30, 2009	1.87%
Year Ended September 30, 2008	1.75%
Year Ended September 30, 2007	1.80%
See accompanying Notes to Financial Statements.
52 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months
	Ended
	March 31, 2011				Year Ended September 30,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.78	$6.52	$5.94	$6.39	$5.78	$5.99

Income (loss) from investment operations:
Net investment income[1]	.10	.21	.18	.21	.20	.17
Net realized and unrealized gain (loss)	(.19)	.31	.74	(.23)	.62	(.03)

Total from investment operations	(.09)	.52	.92	(.02)	.82	.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.21)	(.29)	(.40)	(.20)	(.33)
Distributions from net realized gain	(.06)	(.05)	(.05)	(.03)	(.01)	(.02)

Total dividends and/or distributions to shareholders	(.17)	(.26)	(.34)	(.43)	(.21)	(.35)

Net asset value, end of period	$6.52	$6.78	$6.52	$5.94	$6.39	$5.78

Total Return, at Net Asset Value[2]	(1.26)%	8.29%	16.04%	(0.74)%	14.39%	2.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,843,325	$2,029,424	$1,812,805	$1,835,312	$1,357,937	$875,032

Average net assets (in thousands)	$1,937,701	$1,965,153	$1,594,278	$1,833,929	$1,078,601	$717,977

Ratios to average net assets:[3]
Net investment income	3.17%	3.34%	3.05%	3.29%	3.24%	2.98%
Total expenses	1.68%[4]	1.69%[4]	1.71%[4]	1.64%[4]	1.67%[4]	1.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.68%	1.69%	1.70%	1.63%	1.66%	1.71%

Portfolio turnover rate	24%	146%	112%	105%	68%	144%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	1.68%
Year Ended September 30, 2010	1.69%
Year Ended September 30, 2009	1.72%
Year Ended September 30, 2008	1.65%
Year Ended September 30, 2007	1.68%
See accompanying Notes to Financial Statements.
53 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2011				Year Ended September 30,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.79	$6.52	$5.95	$6.40	$5.79	$6.00

Income (loss) from investment operations:
Net investment income[1]	.11	.23	.20	.23	.22	.19
Net realized and unrealized gain (loss)	(.19)	.32	.72	(.23)	.61	(.04)

Total from investment operations	(.08)	.55	.92	—	.83	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.23)	(.30)	(.42)	(.21)	(.34)
Distributions from net realized gain	(.06)	(.05)	(.05)	(.03)	(.01)	(.02)

Total dividends and/or distributions to shareholders	(.18)	(.28)	(.35)	(.45)	(.22)	(.36)

Net asset value, end of period	$6.53	$6.79	$6.52	$5.95	$6.40	$5.79

Total Return, at Net Asset Value[2]	(1.10)%	8.80%	16.23%	(0.44)%	14.71%	2.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$322,763	$310,338	$258,219	$258,223	$153,181	$63,432

Average net assets (in thousands)	$315,666	$279,336	$233,767	$223,531	$112,319	$55,216

Ratios to average net assets:[3]
Net investment income	3.48%	3.65%	3.37%	3.59%	3.56%	3.29%
Total expenses	1.37%[4]	1.65%[4]	1.68%[4]	1.49%[4]	1.61%[4]	1.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.38%	1.38%	1.34%	1.37%	1.42%

Portfolio turnover rate	24%	146%	112%	105%	68%	144%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	1.37%
Year Ended September 30, 2010	1.65%
Year Ended September 30, 2009	1.69%
Year Ended September 30, 2008	1.50%
Year Ended September 30, 2007	1.62%
See accompanying Notes to Financial Statements.
54 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months
	Ended
	March 31, 2011				Year Ended September 30,
Class Y	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.80	$6.54	$5.96	$6.41	$5.80	$6.01

Income (loss) from investment operations:
Net investment income[1]	.14	.28	.25	.28	.27	.24
Net realized and unrealized gain (loss)	(.19)	.31	.73	(.23)	.62	(.04)

Total from investment operations	(.05)	.59	.98	.05	.89	.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.28)	(.35)	(.47)	(.27)	(.39)
Distributions from net realized gain	(.06)	(.05)	(.05)	(.03)	(.01)	(.02)

Total dividends and/or distributions to shareholders	(.20)	(.33)	(.40)	(.50)	(.28)	(.41)

Net asset value, end of period	$6.55	$6.80	$6.54	$5.96	$6.41	$5.80

Total Return, at Net Asset Value[2]	(0.63)%	9.38%	17.26%	0.38%	15.63%	3.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,750,157	$3,388,175	$1,890,729	$1,372,959	$454,240	$176,728

Average net assets (in thousands)	$3,551,112	$2,732,256	$1,317,017	$932,774	$299,298	$97,992

Ratios to average net assets:[3]
Net investment income	4.11%	4.38%	4.16%	4.39%	4.38%	4.11%
Total expenses	0.77%[4]	0.67%[4]	0.62%[4]	0.55%[4]	0.55%[4]	0.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.72%	0.67%	0.61%	0.54%	0.54%	0.56%

Portfolio turnover rate	24%	146%	112%	105%	68%	144%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2011	0.77%
Year Ended September 30, 2010	0.67%
Year Ended September 30, 2009	0.63%
Year Ended September 30, 2008	0.56%
Year Ended September 30, 2007	0.56%
See accompanying Notes to Financial Statements.
55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Bond Fund (the “Fund”) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are
56 | OPPENHEIMER INTERNATIONAL BOND FUND

valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related
57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$22,031,303
Sold securities	3,022,732
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to
58 | OPPENHEIMER INTERNATIONAL BOND FUND

meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost	$62,146,860
Market Value	$9,780,700
Market Value as a % of Net Assets	0.07%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
59 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
     During the fiscal year ended September 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2010, the Fund had available for federal income tax purposes post-October foreign currency losses of $34,113,747, post-October passive foreign investment company losses of $2,719 and straddle losses of $5,126,404.
     As of March 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2011, it is estimated that the Fund will utilize $39,242,870 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$12,464,439,950
Federal tax cost of other investments	(374,204,440)

Total federal tax cost	$12,090,235,510

Gross unrealized appreciation	$750,186,733
Gross unrealized depreciation	(216,697,582)

Net unrealized appreciation	$533,489,151

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
60 | OPPENHEIMER INTERNATIONAL BOND FUND

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may
61 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	148,865,898	$986,897,668	413,552,195	$2,683,284,275
Dividends and/or distributions reinvested	27,843,384	182,522,746	44,899,820	288,851,058
Redeemed	(202,310,747)	(1,329,913,823)	(481,006,084)	(3,082,587,759)

Net decrease	(25,601,465)	$(160,493,409)	(22,554,069)	$(110,452,426)

Class B
Sold	3,557,248	$23,584,510	12,119,738	$78,314,631
Dividends and/or distributions reinvested	830,085	5,418,677	1,328,034	8,511,119
Redeemed	(7,751,541)	(50,907,952)	(14,895,865)	(95,326,830)

Net decrease	(3,364,208)	$(21,904,765)	(1,448,093)	$(8,501,080)

Class C
Sold	23,002,968	$152,360,633	92,547,734	$599,983,342
Dividends and/or distributions reinvested	5,481,883	35,788,128	8,559,194	54,852,181
Redeemed	(45,290,905)	(296,803,077)	(79,888,240)	(508,782,839)

Net increase (decrease)	(16,806,054)	$(108,654,316)	21,218,688	$146,052,684

Class N
Sold	10,215,588	$67,486,718	22,530,911	$145,064,683
Dividends and/or distributions reinvested	1,237,706	8,088,234	1,750,642	11,237,134
Redeemed	(7,760,997)	(50,930,958)	(18,125,733)	(115,267,928)

Net increase	3,692,297	$24,643,994	6,155,820	$41,033,889

62 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Amount	Shares	Amount

Class Y
Sold	138,414,769	$913,851,511	353,980,672	$2,279,546,391
Dividends and/or distributions reinvested	13,264,659	86,881,145	17,207,750	110,715,751
Redeemed	(76,900,353)	(505,549,548)	(162,208,516)	(1,042,668,740)

Net increase	74,779,075	$495,183,108	208,979,906	$1,347,593,402

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$2,672,251,902	$3,011,384,195
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Next $10 billion	0.48
Over $15 billion	0.45
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2011, the Fund paid $12,448,125 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
63 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class B	$7,276,692
Class C	33,278,356
Class N	5,519,146
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2011	$535,226	$140,868	$289,369	$111,852	$5,429
64 | OPPENHEIMER INTERNATIONAL BOND FUND

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2011, the Manager waived fees and/or reimbursed the Fund $113,682 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended March 31, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class N	14,458
Class Y	778,505
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
65 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to
66 | OPPENHEIMER INTERNATIONAL BOND FUND

market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $150,324,884, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $73,280,628 as of March 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of March 31, 2011 the Fund has required certain counterparties to post collateral of $18,535,410.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
     As of March 31, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $19,736,869 for which the Fund has posted collateral of $3,879,620. If a contingent feature would have been triggered as of March 31, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of March 31, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts				Appreciated swaps, at value	$6,645,219
Credit contracts	Depreciated swaps, at value	$201,167		Depreciated swaps, at value	988,763
Equity contracts	Appreciated swaps, at value	5,493,468
Equity contracts				Depreciated swaps, at value	9,326,941
Interest rate contracts	Appreciated swaps, at value	8,152,245
Interest rate contracts				Depreciated swaps, at value	8,604,687
Equity contracts	Futures margins	166,196	*	Futures margins	323,395	*
Interest rate contracts	Futures margins	358,922	*	Futures margins	434,085	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	115,371,224		Unrealized depreciation on foreign currency exchange contracts	38,016,231
Foreign exchange contracts				Appreciated options written, at value	94,313
Foreign exchange contracts	Investments, at value	65,320	**

Total		$129,808,542			$64,433,634

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments
	from
	unaffiliated
	companies	Closing and
Derivatives Not	(including	expiration	Closing and
Accounted	premiums on	of option	expiration of	Foreign
for as Hedging	options	contracts	futures	currency	Swap
Instruments	exercised)*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$(70,892)	$(70,892)
Equity contracts	—	—	(15,414,175)	—	3,999,597	(11,414,578)
Foreign exchange contracts	(15,011,129)	12,997,164	—	10,760,223	—	8,746,258
Interest rate contracts	(28,732,994)	—	(45,411,288)	—	4,303,990	(69,840,292)

Total	$(43,744,123)	$12,997,164	$(60,825,463)	$10,760,223	$8,232,695	$(72,579,504)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
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Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
				Translation of
				assets and
Derivatives Not				liabilities
Accounted		Option		denominated
for as Hedging		contracts	Futures	in foreign	Swap
Instruments	Investments*	written	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$—	$1,809,194	$1,809,194
Equity contracts	—	—	4,981,884	—	(11,189,861)	(6,207,977)
Foreign exchange contracts	(15,077,919)	(8,419,511)	—	23,566,467	—	69,037
Interest rate contracts	—	—	798,189	—	(22,821,655)	(22,023,466)

Total	$(15,077,919)	$(8,419,511)	$5,780,073	$23,566,467	$(32,202,322)	$(26,353,212)

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended March 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $5,240,143,968 and $3,129,067,688, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
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     During the six months ended March 31, 2011, the Fund had an ending monthly average market value of $683,383,803 and $707,043,196 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on treasury futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     During the six months ended March 31, 2011, the Fund had an average market value of $19,672,739 and $64,840 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
71 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     During the six months ended March 31, 2011, the Fund had an ending monthly average market value of $221,203 and $113,296 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended March 31, 2011 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2010	35,181,000,000	$9,173,441	—	$—
Options written	7,922,740,000	3,883,721	7,922,740,000	3,897,692
Options closed or expired	(40,578,555,000)	(11,281,731)	(1,763,185,000)	(1,715,433)
Options exercised	(1,763,185,000)	(1,716,445)	(5,397,555,000)	(2,123,273)

Options outstanding as of March 31, 2011	762,000,000	$58,986	762,000,000	$58,986

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement.
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The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
73 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
     For the six months ended March 31, 2011, the Fund had ending monthly average notional amounts of $10,132,857 and $53,185,714 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     For the six months ended March 31, 2011, the Fund, had ending monthly average notional amounts of $487,877,050 and $1,417,009,943 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index
74 | OPPENHEIMER INTERNATIONAL BOND FUND

multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.
     For the six months ended March 31, 2011, the Fund had ending monthly average notional amounts of $329,467,472 and $166,381,009 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Restricted Securities
As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and
75 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
8. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
76 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
77 | OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER INTERNATIONAL BOND FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Arthur P. Steinmetz, Vice President and Portfolio Manager
Sara J. Zervos, Ph.D, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2011 OppenheimerFunds, Inc. All rights reserved.
78 | OPPENHEIMER INTERNATIONAL BOND FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
79 | OPPENHEIMER INTERNATIONAL BOND FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
80 | OPPENHEIMER INTERNATIONAL BOND FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Bond Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	05/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	05/10/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	05/10/2011